CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
As of December 31, 2023, 2022 and 2021, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2023	2022	2021
Cash and cash equivalents	116,382	134,784	197,032
Short-term restricted cash	2,254	3,289	12,985
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	118,636	138,073	210,017